LONG-TERM LOAN - Sale and leaseback (Details) - USD ($)	1 Months Ended
	Sep. 30, 2023	Jun. 30, 2026	Feb. 28, 2025	Jan. 31, 2025
LONG-TERM LOAN
Purchase price under sale and leaseback transaction		$ 14.7
Nanjing Changcheng
LONG-TERM LOAN
Sale and leaseback agreement, Agreed value	$ 3,000,000
Purchase price under sale and leaseback transaction	14.7	14.7
Quarterly payment	$ 300,000
Sale and leaseback agreement, amount outstanding		300,000
Baide Suzhou
LONG-TERM LOAN
Sale and leaseback agreement, Agreed value				$ 2,200,000
Purchase price under sale and leaseback transaction				$ 14.7
Sale leaseback transaction, monthly payments			$ 100,000
Sale and leaseback agreement, amount outstanding		$ 700,000